Share-based payment arrangements - Summary of movements in number of share options outstanding and weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Weighted average price CDN$
Beginning balance (in dollars per share) | $ / shares	$ 12.42	$ 11.31
Granted (in dollars per share) | $ / shares	14.79	14.74
Exercised (in dollars per share) | $ / shares	10.80	10.11
Expired (in dollars per share) | $ / shares	10.08	12.76
Forfeited (in dollars per share) | $ / shares	14.50	14.06
Ending balance (in dollars per share) | $ / shares	$ 14.52	$ 12.42
Number of options
Beginning balance (in shares) | shares	3,352,743	3,739,567
Granted (in shares) | shares	1,288,263	1,054,431
Exercised (in shares) | shares	(1,779,799)	(987,649)
Expired (in shares) | shares	(15,109)	(127,132)
Forfeited (in shares) | shares	(217,289)	(326,474)
Ending balance (in shares) | shares	2,628,809	3,352,743